OIL AND GAS SALES	12 Months Ended
Dec. 31, 2017
OIL AND GAS SALES [abstract]
Disclosure of oil and gas sales

4.        OIL AND GAS SALES

	2015	2016	2017
Gross sales	150,618	124,648	156,304
Less: Royalties	(2,646)	(2,398)	(3,226)
PRC government’s share of oil	(1,375)	(925)	(1,190)

Oil and gas sales	146,597	121,325	151,888